Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Loss before income tax	$ (6,364,785)	$ (1,011,327)	$ (753,081)
Adjustments for:
Provision (reversal of) for allowance for expected credit losses on financial assets	985,619	(182,659)	179,849
Impairment on prepayment	2,017,624
Write-down of non-current asset held for sale	394,785
Write-down of inventories	241,503	112,712
Depreciation of property, plant and equipment	130,586	38,520	59,271
Depreciation of right-of-use asset	41,325	39,693	67,984
Gain on lease modification			(703)
(Gain) loss on disposal of property, plant and equipment	(62,693)	(93)	18,873
Interest expenses	427,744	603,984	1,263,110
Interest income	(3,254)	(13,361)	(23,239)
Operating cash flows before movements in working capital	(2,191,546)	(412,532)	812,064
Decrease (increase) in inventories	638,508	1,006,456	(476,154)
(Increase) decrease in prepayments, trade and other receivables	(5,490,387)	2,291,280	512,825
Increase (decrease) in trade and other payables	2,155,609	(875,877)	(320,385)
Increase (decrease) in contract liabilities	90,587	2,108,527	(134,269)
Cash (used in) generated from operations	(4,797,229)	4,117,854	394,080
Income tax (paid) refunded	(24,705)	48,621	(181,123)
Net cash (used in) generated from continuing operation	(4,821,934)	4,166,475	212,957
Net cash generated from (used in) discontinued operation	3,915,067	(1,847,214)	(452,185)
Net cash (used in) generated from operating activities	(906,867)	2,319,261	(239,228)
Investing activities
Interest received	3,254	13,361	23,239
Purchases of property, plant, and equipment	(52,541)	(1,393)	(1,589)
Proceeds from disposal of property, plant and equipment	8,862	93
Decrease (increase) in restricted bank deposits	339,464	35,504	(24,815)
Net cash generated from (used in) continuing operation	299,039	47,565	(3,165)
Net cash used in discontinued operation	(241,020)	(752,366)	(1,150,104)
Net cash generated from (used in) investing activities	58,019	(704,801)	(1,153,269)
Financing activities
Advances from an ultimate beneficial shareholder	845,804	1,430,102	2,556,416
Repayments to an ultimate beneficial shareholder	(1,058,866)	(942,902)	(6,302,442)
Proceeds from bank borrowings	17,720,505	25,974,854	19,445,302
Repayments of bank borrowings	(21,399,521)	(27,144,846)	(20,925,687)
Proceeds from other borrowings	3,331,307	963,547	663,211
Repayments of other borrowings	(287,302)	(498,220)
Repayments of lease liabilities	(42,173)	(38,504)	(74,247)
Proceeds from issue of shares, net of expenses			5,092,321
Interest paid	(427,744)	(603,984)	(1,263,110)
Net cash used in continuing operation	(1,317,990)	(859,953)	(808,236)
Net cash (used in) generated from discontinued operation	(927,075)	(1,185,033)	521,411
Net cash used in financing activities	(2,245,065)	(2,044,986)	(286,825)
Net decrease in cash and cash equivalents	(3,093,913)	(430,526)	(1,679,322)
Cash and bank balances at beginning of year	2,963,301	3,979,416	5,082,587
Effect of foreign exchange rate changes	1,097,419	(585,589)	576,151
Cash and bank balances at end of year	$ 966,807	$ 2,963,301	$ 3,979,416